[LOGO OF NEW ENGLAND FUNDS APPEARS HERE]
Were the Best Minds Meet(TM)

------------------------------------
Annual Report and Performance Update
------------------------------------

NEW ENGLAND ADJUSTABLE RATE U.S. GOVERNMENT FUND

-----------------
December 31, 1995
-----------------

January 31, 1996

DEAR SHAREHOLDER,
It's a real pleasure to present to you the 1995 Annual Report for New England Adjustable Rate U.S. Government Fund, containing your portfolio manager's commentary and complete financial information.

FAVORABLE ECONOMIC CONDITIONS IN 1995
In 1995 subdued economic growth with little or no inflation created a
very favorable backdrop for the bond and stock markets.   Long term interest
Rates dipped on the positive inflation news, with the yield on the 30-year Treasury bond falling to a low of 5.95% at year end. The stock market, fueled by lower interest rates and solid corporate earnings growth, advanced 37.6%, as measured by the Standard & Poor's 500 Index,* for its best showing since
1958.   In July and in December, the Federal Reserve Board lowered short term rates, signaling its belief that the economy was indeed on a path towards slow, non-inflationary growth.

NEW ENGLAND FUNDS - WHERE THE BEST MINDS MEET
Over this past year we launched our new corporate identity - Where the Best Minds Meet -which we believe reflects the essence of New England Funds. Our unique multiple adviser structure brings together some of the best investment minds in the business. As recent examples, consider New England Star Advisers Fund, managed by four prominent equity advisers, and New England Star Worldwide Fund, a global fund introduced this January which builds off the Star Advisers concept. In addition, last May we launched New England Strategic Income Fund, under the management of Dan Fuss of Loomis Sayles. One of the industry's most respected managers, Dan Fuss was named 1995's "Bond Fund Manager of the Year" by Morningstartrademark for his past record of accomplishment in fund management at Loomis Sayles.**

* Standard & Poor's 500 is an unmanaged index representing 500 major companies, the majority of which are listed on the New York Stock Exchange.
** Morningstar is a third party, independent mutual fund rating service.

1995 DALBAR AWARD FOR SERVICE EXCELLENCE
Where the Best Minds Meet also refers to your financial adviser and all the people at New England Funds who provide you with quality service. We are proud to report that in recognition of our ongoing quality initiatives, Ne w England Funds has been named a 1995 Quality Tested Service Seal Winner by DALBAR, an independent mutual fund service rating company. The coveted
DALBAR award was given to only seven companies for "providing the highest tier of service excellence in the mutual fund industry."

OUTLOOK FOR 1996
Looking ahead, we believe interest rates are likely to remain flat as the economy continues on its slow, steady, non-inflationary growth path. Whil e this scenario is extremely positive for the long term, it is unlikely that 1996 will see a repeat of last year's stellar performance. At this time it's worth reiterating that long-term investors should not focus on one year's performance. Instead, we recommend that you review your asset allocation program with your financial adviser, then remain committed to that program to carry out its objectives.

We believe you will find your portfolio manager's commentary informative. If you have any questions or comments, please contact your financial representative or New England Funds directly at 800-225-5478. Also, please contact New England Funds for a prospectus on any of the funds mentioned above. The prospectus details investment objectives and risks, as well as management fees and expenses. You should read it carefully before investing or sending money.

        Sincerely,


       /S/Peter S. Voss                 /S/Henry L.P. Schmelzer
       Peter S. Voss                    Henry L.P. Schmelzer
       Chairman                         President

------------------------------------------------------------------------
New England Adjustable Rate U.S. Government Fund
------------------------------------------------------------------------

INVESTMENT RESULTS THROUGH DECEMBER 31, 1995

Putting Performance into Perspective

The graph comparing your Fund's performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. Your Fund's total return for the period shown appears with and without sales charges and includes Fund ex-penses and management fees. A securities index measures the perfor-mance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses.

A $10,000 INVESTMENT IN CLASS A SHARES
COMPARED TO LEHMAN ADJUSTABLE RATE MORTGAGE INDEX(ARM)(4) AND THE COST OF LIVING(5)
[A chart in the form of a line graph appears here, illustrating the growth of a $10,000 investment in Class A Shares compared to Lehman Adjustable Rate Mortgage Index (4) and the Cost of Living (5). The data points from the graph are as follows:]

NEW ENGLAND ADJUSTABLE RATE U.S. GOVERNMENT FUND - NET ASSET VALUE(1)
Year                                                   Amount
----                                                   ------
1995                                                   $11,948
1994                                                   $11,000
1993                                                   $10,916
1992                                                   $10,494
12/31/91                                               $10,000

NEW ENGLAND ADJUSTABLE RATE U.S. GOVERNMENT FUND - WITH MAXIMUM SALES CHARGE(2)
Year                                                   Amount
----                                                   ------
1995                                                   $11,829
1994                                                   $10,890
1993                                                   $10,807
1992                                                   $10,389
12/31/91                                               $ 9,900

LEHMAN ADJUSTABLE RATE MORTGAGE INDEX(4)
Year                                                   Amount
----                                                   ------
1995                                                   $12,437
1994                                                   $11,132
1993                                                   $11,131
1992                                                   $10,502
12/31/91                                               $10,000

COST OF LIVING(5)
Year                                                   Amount
----                                                   ------
[S]                                                    [C]
1995                                                   $11,140
1994                                                   $10,856
1993                                                   $10,573
1992                                                   $10,290
12/31/91                                               $10,000

This illustration represents past performance of Class A shares and cannot predict future results. Investment return and principal value may vary, resulting in a gain or loss on the sale of shares. Class B share performance will be greater or less than that shown based on differences in inception date, fees and sales charges. All Index and Fund performance assumes reinvested distributions.

------------------------------------------------------------------------
New England Adjustable Rate U.S. Government Fund
------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS 12/31/95

CLASS A (INCEPTION 10/18/91)    1 YEAR           3 YEAR      SINCE INCEPTION
Net Asset Value(1)               8.62%            4.42            4.63%
With Max. Sales Charge(2)        7.57             4.05            4.36
Lipper ARM Average(6)            4.73             6.36

CLASS B (INCEPTION 9/13/93)     1 YEAR       SINCE INCEPTION
Net Asset Value(1)               7.81%            3.32%
With CDSC(3)                     3.81             2.09
Lehman Adj. Rate Index(4)       11.72             5.29
Lipper ARM Average(6)            4.73             1.26

   These returns represent past performance. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than original cost.

   NOTES TO CHARTS AND PERFORMANCE UPDATE
1 Net Asset Value (NAV) performance assumes reinvestment of all distributions and does not reflect the payment of a sales charge at the time of purchase.
2 With Maximum Sales Charge performance assumes reinvestment of all distributions and reflects the maximum sales charge of 1% at the time of purchase of Class
A
   shares.
3 With Contingent Deferred Sales Charge (CDSC) performance assumes a maximum 4% sales charge is applied to a redemption of Class B shares. The sales charge will decrease over time, declining to zero five years after the purchase of shares.
4 Lehman Adjustable Rate Mortgage Index (ARM) is an unmanaged index of adjustable rate mortgages of short to intermediate maturities. The Index performance has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.
5 Cost of Living is based on the Consumer Price Index, a widely recognized measure of the cost of goods and services in the United States, calculated by the U.S. Bureau of Labor Statistics.
6 Lipper Average is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Lipper
   Analytical Services, an independent mutual fund ranking service.

------------------------------------------------------------------------
New England Adjustable Rate U.S. Government Fund
------------------------------------------------------------------------

[PHOTO]
NEW ENGLAND ADJUSTABLE RATE
U.S. GOVERNMENT FUND

Portfolio Manager:  Scott Nicholson,
Back Bay Advisors, L.P.

Entering 1995, concerns over the possibility of further interest rate increases continued to depress the prices of short-term securities. However, a sharp reversal in market psychology occurred when first quarter economic reports revealed a less robust economic picture, allaying inflation fears. Interest rates dropped significantly, reversing 1994's trend. In fact, the market got dramatically ahead of the Federal Reserve which waited until July to lower the Federal Funds Rate, and then dropped it by only 25 basis points to 5.75%.

Bond prices continued to climb throughout the year, motivated by slow,steady economic growth and low inflation. Optimism prevailed and by October, the market had moved up to anticipate about one-half of one percent of additional easing. As events played out, the Fed took no further action until late December, lowering the Funds target rate to 5.50%.

In this market environment, adjustable rate mortgages delivered strong returns, making up for their disappointing 1994 results.

------------------------------------------------------------------------
New England Adjustable Rate U.S. Government Fund
------------------------------------------------------------------------

HOW YOUR FUND PERFORMED

New England Adjustable Rate U.S. Government Fund posted a total return on net asset value of 8.62% for Class A shares for the year, versus 11.72% for the L ehman Adjustable Rate Mortgage Index.4 Your Fund outperformed the Lipper Adjustable Rate Fund Average6, which returned 4.73% over the same period.
Your Fund's Class A shares ranked 20 out of 64 in its Lipper peer group for the 1 year period and 12 out of 44 for the 3-year period ending 12/29/95.*

HOW WE MANAGED YOUR FUND
Going into 1995, the Fund's holdings of adjustable rate mortgages (ARMs) were near the minimum permitted by the Fund's investment policies, with a mortgage market characterized by depressed prices, reduced liquidity and adverse publicity regarding derivatives. Consequently, we were overweighted in short-duration U.S. Treasury securities which offered good yields, high liquidity and no credit risk.

Although ARMs appeared to offer a buying opportunity in the early part of the year, the rapid decline in interest rates and the favorable absolute level of fixed-rate mortgages caused us to limit our ARM investments due to concerns ov er rising prepayments and the resulting principal erosion.


*Past performance is no guarantee of future results.

------------------------------------------------------------------------
New England Adjustable Rate U.S. Government Fund
------------------------------------------------------------------------

However, we did extend the duration of our Treasury holdings to take greater advantage of the declining interest rate environment and to offset the sharp decrease in ARM duration due to the accelerating prepayments. This investment strategy proved quite successful for the Fund.**

INVESTMENT OUTLOOK
Given our outlook for lower interest rates in the first half of 1996, it is likely that ARM prepayments will remain high and continue to restrain returns. However, ARMs may provide a favorable spread over money market securities, especially if the Federal Reserve is aggressive in lowering short-term rates to lessen the possibility of recession. Looking forward, we plan to maintain our conservative strategy, investing only in high quality U.S. government and agency securities.

** Duration measures the sensitivity of a bond or bond fund to interest rate moves, taking into account the amount and timing of interest payments as well as "maturity," or how much time remains before return of principal is due. The longer the duration, the more value of the bond will fluctuate in response to interest rate moves. It follows that accelerating prepayments will decrease duration because interest and principal are being returned sooner than anticipated.

------------------------------------------------------------------------
New England Adjustable Rate U.S. Government Fund
------------------------------------------------------------------------

Your Fund's Portfolio Allocation 12/31/95*

[A pie chart appears here, depicting New England Adjustable Rate U.S. Government FundOs portfolio composition at 12/31/95 by security type. The pie chart is broken in pieces representing security types in the following percentages:]

Security Type             Percentage
-------------             ----------
COLLATERALIZED MORTGAGE OBLIGATIONS     1.4%
NET CASH/EQUIVALENT                     9.3%
TOTAL ARM SECURITIES                   66.1%
U.S. TREASURY NOTES                    23.2%

* Portfolio composition is based on total net assets and is subject to change.

------------------------------------------------------------------------
New England Adjustable Rate U.S. Government Fund
------------------------------------------------------------------------

GLOSSARY FOR MUTUAL FUND INVESTORS

TOTAL RETURN - The change in value of a mutual fund investment over a specific time period, assuming all earnings are reinvested in additional shares of the fund. Expressed as a percentage.

INCOME DISTRIBUTIONS - Payments to shareholders resulting from the net interest or dividend income earned by a fund's portfolio. Capital Gains

DISTRIBUTIONS - Payments to shareholders of profits earned from selling securities in a fund's portfolio. Capital gains distributions are usually paid once a year.

YIELD - The rate at which a fund pays income. Yield calculations for 30-day periods are standardized among mutual funds, based on a formula developed by the Securities and Exchange Commission.

MATURITY - Refers to the period of time before principal repayment on a bond is due. A bond fund's "average maturity" refers to the weighted average of the maturities of all the individual bonds in the portfolio.

DURATION - A measure, stated in years, of a bond or bond fund's sensitivity to interest rates. Duration is a means to directly compare the volatility of different instruments. As a general rule, for every 1% move in interest rates, a fund is expected to fluctuate in value as indicated by its duration. For example, if interest rates fall by 1%, a fund with a duration of 4 years should rise in value 4%. Conversely, the fund should decline 4% if interest rates rise 1%.

TREASURIES - Negotiable debt obligations of the U.S. government, secured by its full faith and credit. The income from treasury securities is exempt from state and local income taxes, but not from federal income taxes. There are three types of treasuries: Bills (maturity of 3-12 months), Notes (maturity of 1-10 years) and Bonds (maturity of 10-30 years).

MUNICIPAL BOND - A debt security issued by a state or municipality to finance public expenditures. Interest payments are exempt from federal taxes and in most cases from state and local income taxes. The two main types are General Obligation (GO) Bonds, which are backed by the full faith and credit and taxing powers of the municipality; and Revenue Bonds, supported by the revenues from a municipal enterprise, such as airports and toll bridges.

    [LOGO OF NEW ENGLAND FUNDS WHERE THE BEST MINDS MEET(TM) APPEARS HERE]

--------------------------------------------------------------------------------
          Portfolio Composition, Financial Statements and Highlights
--------------------------------------------------------------------------------

          NEW ENGLAND
          ADJUSTABLE RATE
          U.S. GOVERNMENT
          FUND


-----------------
December 31, 1995
-----------------

--------------------------------------------------------------------------------
                            PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Investments as of December 31, 1995

Bonds and Notes--90.7% of Total Net Assets


   Face
  Amount     Description
Value (a)
--------------------------------------------------------------------------------
---------
             Government Agencies--66.1%
$ 2,024,137  Federal Home Loan Mortgage Corporation, 7.500%, 2/01/16, (d)... $
2,064,620
    425,358  Federal Home Loan Mortgage Corporation, 6.336%, 8/01/17, (d)...
428,016
  4,511,661  Federal Home Loan Mortgage Corporation, 7.736%, 1/01/19, (d)...
4,644,192
    549,948  Federal Home Loan Mortgage Corporation, 6.361%, 2/01/19, (d)...
554,072
  1,489,750  Federal Home Loan Mortgage Corporation, 6.374%, 4/01/19, (d)...
1,502,785
  4,339,728  Federal Home Loan Mortgage Corporation, 7.834%, 5/01/19, (d)...
4,464,495
  7,030,449  Federal Home Loan Mortgage Corporation, 7.510%, 1/01/20, (d)...
7,195,226
  1,274,639  Federal Home Loan Mortgage Corporation, 8.074%, 9/01/21, (d)...
1,322,438
  2,651,652  Federal Home Loan Mortgage Corporation, 7.875%, 10/01/21, (d)..
2,709,657
  2,005,316  Federal Home Loan Mortgage Corporation, 7.750%, 1/01/22, (d)...
2,072,996
  2,353,105  Federal Home Loan Mortgage Corporation, 7.618%, 2/01/22, (d)...
2,422,227
  5,698,295  Federal Home Loan Mortgage Corporation, 7.694%, 3/01/22, (d)...
5,826,506
  3,148,447  Federal Home Loan Mortgage Corporation, 7.358%, 4/01/22, (d)...
3,195,674
  4,293,936  Federal Home Loan Mortgage Corporation, 8.000%, 4/01/22, (d)...
4,406,652
  3,654,383  Federal Home Loan Mortgage Corporation, 7.846%, 5/01/22, (d)...
3,791,423
  3,162,472  Federal Home Loan Mortgage Corporation, 8.074%, 6/01/22, (d)...
3,261,300
  2,318,978  Federal Home Loan Mortgage Corporation, 8.104%, 6/01/22, (d)...
2,385,648
  1,975,046  Federal Home Loan Mortgage Corporation, 8.246%, 6/01/22, (d)...
2,014,547
  2,093,801  Federal Home Loan Mortgage Corporation, 8.250%, 7/01/22, (d)...
2,173,627
  1,881,687  Federal Home Loan Mortgage Corporation, 7.875%, 8/01/22, (d)...
1,921,672
  4,719,305  Federal Home Loan Mortgage Corporation, 8.045%, 8/01/22, (d)...
4,893,329
  3,419,961  Federal Home Loan Mortgage Corporation, 8.126%, 8/01/22, (d)...
3,514,010
  1,841,395  Federal Home Loan Mortgage Corporation, 8.045%, 9/01/22, (d)...
1,921,956
  4,767,364  Federal Home Loan Mortgage Corporation, 7.632%, 12/01/22, (d)..
4,877,609
  3,506,378  Federal Home Loan Mortgage Corporation, 7.668%, 1/01/23, (d)...
3,586,367
  5,056,578  Federal Home Loan Mortgage Corporation, 7.954%, 1/01/23, (d)...
5,233,559
  4,508,192  Federal Home Loan Mortgage Corporation, 8.010%, 4/01/23, (d)...
4,637,803
  4,454,416  Federal Home Loan Mortgage Corporation, 7.946%, 5/01/23, (d)...
4,526,800
  4,412,807  Federal Home Loan Mortgage Corporation, 7.934%, 9/01/23, (d)...
4,542,433
  4,805,389  Federal Home Loan Mortgage Corporation, 7.375%, 8/01/24, (d)...
4,949,550
 10,009,025  Federal Home Loan Mortgage Corporation, 7.906%, 9/01/24, (d)...
10,315,551
  8,135,324  Federal Home Loan Mortgage Corporation, 7.563%, 4/01/25, (d)...
8,353,961
    997,045  Federal Home Loan Mortgage Corporation, 6.884%, 7/01/30, (d)...
1,016,986
  1,776,478  Federal Home Loan Mortgage Corporation, 6.411%, 10/01/30, (d)..
1,789,801
  1,486,085  Federal National Mortgage Association, 6.375%, 6/01/17, (d)....
1,498,159
  2,028,878  Federal National Mortgage Association, 8.001%, 7/01/17, (d)....
2,092,281
    354,378  Federal National Mortgage Association, 7.858%, 8/01/17, (d)....
363,681
  2,533,524  Federal National Mortgage Association, 7.677%, 12/01/17, (d)...
2,606,363
  8,580,201  Federal National Mortgage Association, 8.000%, 10/01/18, (d)...
8,923,409
    779,057  Federal National Mortgage Association, 6.759%, 6/01/19, (d)....
792,204
  2,298,111  Federal National Mortgage Association, 6.622%, 7/01/19, (d)....
2,319,656



--------------------------------------------------------------------------------
                       PORTFOLIO COMPOSITION--continued
--------------------------------------------------------------------------------

Investments as of December 31, 1995

Bonds and Notes--continued
Face
  Amount     Description
Value (a)
--------------------------------------------------------------------------------
---------
$ 1,898,692  Federal National Mortgage Association, 6.589%, 1/01/20, (d).... $
1,933,106
    752,392  Federal National Mortgage Association, 7.742%, 5/01/20, (d)....
772,142
  3,406,878  Federal National Mortgage Association, 7.697%, 9/01/20, (d)....
3,498,438
  3,737,349  Federal National Mortgage Association, 7.921%, 11/01/20, (d)...
3,863,484
  2,137,997  Federal National Mortgage Association, 8.028%, 5/01/22, (d)....
2,206,146
  5,190,251  Federal National Mortgage Association, 8.128%, 6/01/22, (d)....
5,371,910
  4,334,378  Federal National Mortgage Association, 7.924%, 11/01/22, (d)...
4,491,500
  3,622,296  Federal National Mortgage Association, 7.806%, 4/01/23, (d)....
3,708,325
  2,803,086  Federal National Mortgage Association, 7.967%, 7/01/23, (d)....
2,869,659
    582,180  Federal National Mortgage Association, 6.111%, 9/01/23, (d)....
589,821
  6,515,274  Federal National Mortgage Association, 7.764%, 4/01/24, (d)....
6,670,012
    482,446  Federal National Mortgage Association, 6.780%, 1/01/29, (d)....
472,797
  4,049,973  Government National Mortgage Association, 7.375%, 4/20/16, (d).
4,158,816
  6,576,735  Government National Mortgage Association, 7.000%, 4/20/22, (d).
6,704,159
  4,365,830  Government National Mortgage Association, 7.375%, 6/20/22, (d).
4,458,604
  3,934,585  Government National Mortgage Association, 7.000%, 7/20/22, (d).
4,013,276
  8,111,523  Government National Mortgage Association, 7.375%, 5/20/23, (d).
8,233,196
  4,791,668  Government National Mortgage Association, 7.375%, 6/20/23, (d).
4,863,543
 10,150,633  Government National Mortgage Association, 7.250%, 7/20/23, (d).
10,315,580
                                                                             ---
---------

220,307,755
                                                                             ---
---------
             CMO--1.4%
  4,689,674  Federal Home Loan Mortgage Pc Guaranteed, 6.700%, 10/15/23, (d)
4,736,289
                                                                             ---
---------
             U.S. Government--23.2%
 15,000,000  United States Treasury Notes, 9.375%, 4/15/96..................
15,173,850
 10,000,000  United States Treasury Notes, 7.875%, 7/15/96..................
10,138,200
 35,000,000  United States Treasury Notes, 7.375%, 11/15/97.................
36,311,100
  5,000,000  United States Treasury Notes, 5.375%, 11/30/97.................
5,015,450
 10,000,000  United States Treasury Notes, 9.000%, 5/15/98..................
10,828,800
                                                                             ---
---------

77,467,400
                                                                             ---
---------
             Total Bonds and Notes (Identified Cost $303,743,507)...........
302,511,444
                                                                             ---
---------

--------------------------------------------------------------------------------
                       PORTFOLIO COMPOSITION--continued
--------------------------------------------------------------------------------

Investments as of December 31, 1995

Short Term Investment--7.2%


   Face
  Amount     Description
Value (a)
--------------------------------------------------------------------------------
--------
$24,100,000  Repurchase agreement with State Street Bank and Trust dated
               12/29/95 at 5.75% to be repurchased at $24,115,397 on 1/2/96 collateralized by US Treasury Note 6.125% due 5/15/98 valued at $24,243,762............................................... $
24,100,000
                                                                             ---
---------
             Total Short Term Investment (Identified Cost $24,100,000)......
24,100,000
                                                                             ---
---------
             Total Investments--100% (Identified Cost $327,843,507).........
326,611,444
             Cash and Receivables...........................................
8,296,183
             Liabilities....................................................
(1,427,229)
                                                                             ---
---------
             Total Net Assets--100%.........................................
$333,480,398

============

(a)  See Note 1a to the financial statements.
(b) The Fund's investments in mortgage backed securities of the Government National Mortgage Association, Federal Home Loan Bank and Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of these issues which have the same coupon rate have been aggregated for the purpose of presentation in the schedule of investments.
(c) Federal Tax Information: At December 31, 1995 the net unrealized depreciation on investments based on cost for federal income tax purposes of $327,843,507 was as follows:
     Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost.............................  $
878,120
     Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value.............................
(2,110,183)
                                                                             ---
---------
     Net unrealized depreciation...........................................  $
(1,232,063)

============
     As of December 31, 1995 the fund has a net tax basis capital loss carry forward as follows:
     Expiring December 31, 2002............................................  $
5,625,994
              December 31, 2003............................................  $
6,075,626
(d) Variable rate mortgage backed securities. The interest rates change on these instruments monthly based on changes in a designated base rate. The rates shown were those in effect at December 31, 1995.

--------------------------------------------------------------------------------
                      STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------

December 31, 1995

ASSETS
  Investments at value.......................................
$326,611,444
  Cash.......................................................
95,157
  Receivable for:
    Fund shares sold.........................................
1,864,573
    Securities sold..........................................
142,741
    Accrued interest.........................................
6,175,287
    Unamortized organization expense.........................
11,425
  Prepaid registration expense...............................
7,000
                                                                            ----
--------

334,907,627
LIABILITIES
  Payable for:
    Fund shares redeemed.....................................  $450,089
    Dividends declared.......................................   624,631
  Accrued expenses:
    Management fees..........................................   287,467
    Deferred trustees' fees..................................     1,723
    Other expenses...........................................    63,319
                                                               --------

1,427,229
                                                                            ----
--------
NET ASSETS...................................................
$333,480,398

============
  Net Assets consist of:
    Capital paid in..........................................
$347,752,936
    Overdistributed net investment income....................
(204,379)
    Accumulated net realized losses..........................
(12,836,096)
    Unrealized depreciation on investments...................
(1,232,063)
                                                                            ----
--------
NET ASSETS...................................................
$333,480,398

============
Computation of net asset value and offering price:
Net asset value and redemption price of Class A shares
  ($331,112,011 divided by 44,898,904 shares of beneficial
  interest)..................................................
$7.37

=====
Offering price per share (100/99 of $7.37)...................
$7.44*

=====
Net asset value and offering price of Class B shares
  ($2,368,387 divided by 321,189 shares of beneficial
  interest)..................................................
$7.37**

=====
Identified cost of investments...............................
$327,843,507

============

 * Based upon single purchases of less than $1,000,000. Reduced sales charges apply for purchases in excess of these amounts.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

--------------------------------------------------------------------------------
                           STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

Year Ended December 31, 1995

INVESTMENT INCOME
  Interest.................................................
$29,064,705
                                                                              --
---------
  Expenses
    Management fees........................................    $1,619,477
    Service fees--Class A..................................     1,040,897
    Service and distribution fees--Class B.................        21,684
    Trustees' fees and expenses............................        22,151
    Administrative Services................................       595,013
    Custodian..............................................       136,813
    Transfer agent.........................................       156,123
    Audit and tax services.................................        22,000
    Legal..................................................        20,322
    Printing...............................................        23,019
    Registration...........................................        56,219
    Miscellaneous..........................................        27,503
                                                               ----------
  Total expenses...........................................     3,741,221
  Less expenses waived by the investment adviser and
    distributor............................................      (968,528)
2,772,693
                                                               ----------     --
---------
  Net investment income....................................
26,292,012
REALIZED and UNREALIZED GAIN (LOSS) on INVESTMENTS
  Realized loss on Investments--net........................    (9,361,220)
  Unrealized appreciation on investments--net..............    18,622,227
                                                               ----------
    Net gain on investment transactions....................
9,261,007
                                                                              --
---------
NET INCREASE IN NET ASSETS FROM OPERATIONS.................
$35,553,019

===========

--------------------------------------------------------------------------------
                      STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             Year Ended
Year Ended
                                                            December 31,
December 31,
                                                                1994
1995
                                                            ------------     ---
---------
FROM OPERATIONS
  Net investment income..................................   $ 30,179,124     $
26,292,012
  Net realized loss on investments.......................     (9,494,871)
(9,361,220)
  Unrealized appreciation (depreciation) on
    investments,.........................................    (15,177,477)
18,622,227
                                                            ------------     ---
---------
  Increase in net assets from operations.................      5,506,776
35,553,019
                                                            ------------     ---
---------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income
    Class A..............................................    (25,947,145)
(24,684,115)
    Class B..............................................        (49,777)
(112,561)
                                                            ------------     ---
---------
                                                             (25,996,922)
(24,796,676)
                                                            ------------     ---
---------
  Decrease in net assets derived from capital share
    transactions.........................................   (222,923,039)
(168,968,965)
                                                            ------------     ---
---------
  Total decrease in net assets...........................   (243,413,185)
(158,212,622)
NET ASSETS
  Beginning of the year..................................    735,106,205
491,693,020
                                                            ------------     ---
---------
  End of the year........................................   $491,693,020
$333,480,398
                                                            ============
============
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET
  INVESTMENT INCOME
  Beginning of the year..................................   $          0     $
313,893
                                                            ============
============
  End of the year........................................   $    313,893     $
(204,379)
                                                            ============
============

--------------------------------------------------------------------------------
                             FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                             Class A
                                     -------------------------------------------
-------------
                                     October 18(a)
                                        through               Year ended
December 31,
                                     December 31,      -------------------------
-------------
                                         1991          1992       1993
1994       1995
                                     -------------     -----      -----      ---
--      -----
Net Asset Value, Beginning of
 Period............................      $7.50         $7.50      $7.46
$7.45      $7.20
                                         -----         -----      -----      ---
--      -----
  Income From Investment Operations
    Net Investment Income..........       0.09          0.42       0.33
0.37       0.47
  Net Realized and Unrealized Gain
    (Loss) on Investments..........       0.00         (0.06)     (0.03)
(0.31)      0.14
                                         -----         -----      -----      ---
--      -----
  Total From Investment
    Operations.....................       0.09          0.36       0.30
0.06       0.61
                                         -----         -----      -----      ---
--      -----
  Less Distributions
  Distributions From Net Investment
    Income.........................      (0.09)        (0.40)     (0.31)
(0.31)     (0.44)
                                         -----         -----      -----      ---
--      -----
  Total Distributions..............      (0.09)        (0.40)     (0.31)
(0.31)     (0.44)
                                         -----         -----      -----      ---
--      -----
Net Asset Value, End of Period.....      $7.50         $7.46      $7.45
$7.20      $7.37
                                         =====         =====      =====
=====      =====
Total Return (%)(d)................        1.2           4.9        4.0
0.8        8.6
Ratio of Operating Expenses to
  Average Net Assets (%)(b)........       0.50(c)       0.57       0.60
0.60       0.66
Ratio of Net Investment Income to
  Average Net Assets (%)...........       6.43(c)       5.39       4.39
4.85       6.29
Portfolio Turnover Rate (%)........         52(c)         49         54
17         73
Net Assets, End of Period (000)....    $60,684      $294,687   $734,251
$489,637   $331,112

(a) Commencement of operations.

(b) Commencing June 1, 1995 expenses were voluntarily limited to 0.70% of Class A average net assets. From May 1, 1995 through June 1, 1995 expenses were voluntarily limited to 0.65% of Class A average net assets. See Note
    4. The ratio of operating expenses to average net assets without giving effect to this expense limitation would have been 0.89% for the year ended December 31, 1995. From April 1, 1992 through May 1, 1995 expenses were voluntarily limited to 0.60% of Class A average net assets. The ratio of operating expenses to average net assets without giving effect to this expense limitation would have been 0.96%, 0.86% and 0.88% for the years ended December 31, 1992, 1993 and 1994, respectively. From October 19, 1991 through March 31, 1992, expenses were voluntarily limited to 0.50% of average net assets. The ratio of operating expenses to average net assets without giving effect to this expense limitation would have been 1.26% for the period ended December 31, 1991.

(c) Computed on an annualized basis.

(d) A sales charge of 1.00% (maximum) was not reflected in total return calculations. Periods less than one year are not annualized.

--------------------------------------------------------------------------------
                       FINANCIAL HIGHLIGHTS--continued
--------------------------------------------------------------------------------

                                                                 Class B
                                              ----------------------------------
----------
                                              September 13(a)           Year
ended
                                                  through              December
31,
                                                December 31,    ----------------
----------
                                                    1993            1994
1995
                                              ----------------  ------------  --
----------
Net Asset Value, Beginning of Period.........       $7.52           $7.45
$7.20
                                                    -----           -----
-----
  Income From Investment Operations Net
    Investment Income........................        0.08            0.29
0.41
  Net Realized and Unrealized Gain (Loss) on
    Investments..............................       (0.08)          (0.29)
0.14
                                                    -----           -----
-----
  Total From Investment Operations...........        0.00            0.00
0.55
                                                    -----           -----
-----
  Less Distributions
  Distributions From Net Investment Income...       (0.07)          (0.25)
(0.38)
                                                    -----           -----
-----
  Total Distributions........................       (0.07)          (0.25)
(0.38)
                                                    -----           -----
-----
Net Asset Value, End of Period...............       $7.45           $7.20
$7.37
                                                    =====           =====
=====
Total Return (%)(d)..........................         0.0             0.1
7.8
Ratio of Operating Expenses to Average Net
  Assets (%)(b)..............................        1.35(c)         1.35
1.41
Ratio of Net Investment Income to Average Net
  Assets (%).................................        3.50(c)         4.10
5.54
Portfolio Turnover Rate (%)..................          54              17
73
Net Assets, End of Period (000)..............        $855          $2,056
$2,368

(a) Commencement of operations.
(b) Commencing June 1, 1995 expenses were voluntarily limited to 1.45% of Class B average net assets. From May 1, 1995 through June 1, 1995 expenses were voluntarily limited to 1.40% of Class B average net assets. See Note
    4. The ratio of operating expenses to average net assets without giving effect to this expense limitation would have been 1.65% for the year ended December 31, 1995. From September 13, 1993 through May 1, 1995 expenses were voluntarily limited to 1.35% of Class B average net assets. The ratio of operating expenses for Class B shares would have been 1.61% for the period ended December 31, 1993 and 1.63% for the year ended December 31, 1994.
 (c) Computed on an annualized basis.
 (d) Periods less than one year are not annualized.

--------------------------------------------------------------------------------
                        NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
December 31, 1995

1. The Fund is a series of New England Funds Trust II, a Massachusetts business trust (the "Trust"), and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of the Trust in multiple series (each series of shares a "Fund").

The Fund offers both Class A and Class B shares. The Fund commenced its public offering of Class B shares on September 13, 1993. Class A shares are sold with a maximum front end sales charge of 1.00%. Class B shares do not pay a front end sales charge, but pay a higher ongoing distribution fee than Class A shares for eight years (at which point they automatically convert to Class A shares), and are subject to a contingent deferred sales charge if those shares are redeemed within five years of purchase. Expenses of the Fund are borne pro-rata by the holders of both classes of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro-rata share of the net assets of the Fund, if the Fund were liquidated. In addition, the Trustees approve separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION. The Fund's investment adviser, Back Bay Advisors, L.P. ("Back Bay Advisors"), under the supervision of the Fund's trustees, determines the value of the Fund's portfolio of securities, using valuations provided by a pricing service selected by Back Bay Advisors and other information with respect to transactions in securities, including quotations from securities dealers. Valuations of securities and other assets owned by the Fund for which market quotations are readily available are based on those quotations. Short-term obligations that will mature in 60 days or less are stated at amortized cost, which, when combined with accrued interest or discount earned, approximates market value. All other securities and assets are valued at their fair value as determined in good faith by Back Bay Advisors under the supervision of the Fund's trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME. Security transactions are accounted for on the trade date (the date the buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Interest income is increased by the accretion of discount. In determining

--------------------------------------------------------------------------------
                   NOTES TO FINANCIAL STATEMENTS--continued
--------------------------------------------------------------------------------

December 31, 1995

net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

C. FEDERAL INCOME TAXES. The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its income and any net realized capital gains at least annually. Accordingly, no provision for federal income tax has been made.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily to shareholders of record at the time and are paid monthly.

The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles. These differences relate primarily to differing treatments for income recognition for mortgage-backed securities. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification to paid in capital.

E. REPURCHASE AGREEMENTS. The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 100% of the repurchase price. Back Bay Advisors is responsible for determining that the value of the collateral is at all times at least equal to the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

F. ORGANIZATION EXPENSE. Costs incurred in 1991 in connection with the Fund's organization and initial registration, amounting to $57,650, were paid by the Fund and are being amortized over 60 months beginning October 18, 1991.

2. PURCHASES AND SALES OF SECURITIES (excluding short-term investments) for the Fund for the year ended December 31, 1995 were as follows:

                          Purchases             Sales
                      ---------------     ---------------
                      U.S. Government     U.S. Government
                      ---------------     ---------------
                       $ 286,126,950       $ 429,840,010

3A. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES. During the year ended December 31, 1995, the Fund incurred management fees payable to its investment adviser, Back Bay Advisors. Certain officers and directors of the adviser and its affiliated companies are also officers or trustees of the Fund. Back Bay Advisors is a wholly owned subsidiary of New England Investment Companies, L.P. ("NEIC"), which is a majority owned subsidiary of New England Mutual Life Insurance Company. The management agreement in effect during the year ended December 31, 1995 provided for fees as set forth below:

--------------------------------------------------------------------------------
                   NOTES TO FINANCIAL STATEMENTS--continued
--------------------------------------------------------------------------------

December 31, 1995


                                               Fund Annual Net Asset Value
  Fees Earned      Annual Percentage Rate                Levels
---------------    -----------------------    -----------------------------
$1,619,477(a)      0.400%                     the first $200 million
                   0.375%                     the next $300 million
                   0.350%                     the excess over $500 million

(a) Before reduction pursuant to voluntary expense limitations. See Note 4.

Effective January 1, 1996, New England Funds Management, L.P. became the adviser for the Fund with the aforementioned adviser being retained as the Fund's sub-adviser.

B. SERVICE AND DISTRIBUTION FEES. Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund's Class A shares (the "Class A Plan") and a Service and Distribution Plan relating to the Fund's Class B shares (the "Class B Plan").

Under the Class A Plan, the Fund pays New England Funds, L.P. ("New England Funds") a monthly service fee at the annual rate of up to 0.25% of the average daily net assets attributable to the Fund's Class A shares, as reimbursement for expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts. For the year ended December 31, 1995, the Fund paid New England Funds $1,040,897 in fees under the Class A Plan. If the expenses of New England Funds that are otherwise reimbursable under the Class A Plan incurred in any year exceed the amounts payable by the Fund under the Class A Plan, the unreimbursed amount (together with unreimbursed amounts from prior years) may be carried forward for reimbursement in future years in which the Class A Plan remains in effect. The amount of unreimbursed expenses carried forward into 1996 is $1,929,283.

Under the Class B Plan, the Fund pays New England Funds a monthly service fee at the annual rate of up to 0.25% of the average daily net assets attributable to the Fund's Class B shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in providing personal services to investors in Class B shares and/or the maintenance of shareholder accounts. For the year ended December 31, 1995, the Fund paid New England Funds $5,421 in service fees under the Class B Plan.

Also under the Class B Plan, the Fund pays New England Funds a monthly distribution fee at the annual rate of up to 0.75% of the average daily net assets attributable to the Fund's Class B shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in connection with the marketing or

--------------------------------------------------------------------------------
                   NOTES TO FINANCIAL STATEMENTS--continued
--------------------------------------------------------------------------------

December 31, 1995

sale of Class B shares. For the year ended December 31, 1995, the Fund paid New England Funds $16,263 in distribution fees under the Class B Plan.

Commissions (including contingent deferred sales charges) on Fund shares paid to New England Funds by investors in shares of the Fund during the year ended December 31, 1995 amounted to $89,528.

C. TRANSFER AGENT FEES. New England Funds is the transfer and shareholder servicing agent to the Fund. For the year ended December 31, 1995, the Fund paid New England Funds $122,446 as compensation for its services in that capacity.

D. ADMINISTRATIVE SERVICES FEE. New England Funds provides the Fund with office space, facilities and equipment, services of executive and other personnel and certain administrative services all under an Administrative Services Agreement. Under this Agreement, the Fund pays New England Funds a fee at the annual rate of 0.15% of the first $200 million of the Fund's average daily net assets, 0.135% of the next $300 million and 0.12% of average net assets in excess of $500 million. New England Funds reduced its fee of $595,013 by $260,235 for the year ended December 31, 1995 because total Fund expenses exceeded the voluntary expense limitation. See Note 4.

E. TRUSTEES FEES AND EXPENSES. The Fund does not pay any compensation directly to its officers or trustees who are directors, officers or employees of Back Bay Advisors, New England Funds, NEIC or their affiliates, other than registered investment companies. Each other trustee is compensated by the Fund as follows:

      Annual Retainer                               $2,400
      Meeting Fee                                   $125/meeting
      Committee Meeting Fee                         $75/meeting
      Committee Chairman Retainer                   $125/year

A deferred compensation plan is available to the trustees on a voluntary basis. Each participating trustee will receive an amount equal to the value that such deferred compensation would have had, had it been invested in the Fund on the normal payment date.

4. EXPENSE LIMITATIONS. Commencing June 1, 1995 and until further notice to the Fund, Back Bay Advisors has voluntarily agreed to reduce its management fee and New England Funds has voluntarily agreed to reduce its administrative services fee in order to limit the Fund's expenses to an annual rate of 0.70% of the Fund's Class A average daily net assets and, 1.45% of Class B average daily net assets. From May 1, 1995 through June 1, 1995 expenses were voluntarily limited to 0.65% of Class A average net assets and 1.40% of Class B average net assets. From April 1, 1992 through May 1, 1995 expenses were voluntarily limited to 0.60% of Class A average net assets and 1.35% of Class B average net assets. Prior to April 1, 1992 the Fund's

--------------------------------------------------------------------------------
                   NOTES TO FINANCIAL STATEMENTS--continued
--------------------------------------------------------------------------------

December 31, 1995

expenses were subject to a 0.50% voluntary expense limitation agreed to by both Back Bay Advisors and New England Funds. As a result of the Fund's expenses exceeding the applicable voluntary expense limitation during the year ended December 31, 1995, Back Bay Advisors reduced its management fee of $1,619,477 by $708,293 and New England Funds reduced its administrative services fee of $595,013 by $260,235.

5. CAPITAL SHARES. At December 31, 1995 there was an unlimited number of shares of beneficial interest authorized, divided into two classes, Class A and Class B capital stock. Transactions in capital shares were as follows:

                                          Year Ended                      Year
Ended
                                      December 31, 1994               December
31, 1995
                                 ----------------------------    ---------------
-------------
            Class A                Shares          Amount          Shares
Amount
-------------------------------  -----------    -------------    -----------
-------------
Shares sold....................   30,015,263    $ 221,799,967     10,139,660
$  74,377,759
Shares issued in connection
  with the reinvestment of:
  Distributions from net
    investment income..........    1,767,245       12,970,611      1,309,593
9,615,221
                                 -----------    -------------    -----------
-------------
                                  31,782,508      234,770,578     11,449,253
83,992,980
Shares repurchased.............  (62,382,259)    (458,943,776)   (34,512,776)
(253,225,090)
                                 -----------    -------------    -----------
-------------
Net increase (decrease)........  (30,599,751)   $(224,173,198)   (23,063,523)
$(169,232,110)
                                  ==========     ============     ==========
============
Year Ended                      Year Ended
                                      December 31, 1994               December
31, 1995
                                 ----------------------------    ---------------
-------------
            Class B                Shares          Amount          Shares
Amount
-------------------------------  -----------    -------------    -----------
-------------
Shares sold....................      229,537    $   1,682,203        127,300
$     934,154
Shares issued in connection
  with the reinvestment of:
  Distributions from net
    investment income..........        6,052           44,227         12,997
95,443
                                 -----------    -------------    -----------
-------------
                                     235,589        1,726,430        140,297
1,029,597
Shares repurchased.............      (65,035)        (476,271)      (104,441)
(766,452)
                                 -----------    -------------    -----------
-------------
Net increase (decrease)........      170,554        1,250,159         35,856
263,145
                                 -----------    -------------    -----------
-------------
Increase (decrease) derived
  from capital shares
  transactions.................  (30,429,197)   $(222,923,039)   (23,027,667)
$(168,968,965)
                                  ==========     ============     ==========
============

--------------------------------------------------------------------------------
                      REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Trustees of the New England Funds Trust II and the Shareholders of the NEW ENGLAND ADJUSTABLE RATE U.S. GOVERNMENT FUND

We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of the New England Adjustable Rate U.S. Government Fund as of December 31, 1995, and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the New England Adjustable Rate U.S. Government Fund as of December 31, 1995, the results of its operations for the year then ended the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated herein, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.

Boston, Massachusetts
February 2, 1996

--------------------------------------------------------------------------------
                             SHAREHOLDER MEETING
--------------------------------------------------------------------------------
 (unaudited)

At a special shareholders' meeting held on December 28, 1995, shareholders of the Adjustable Rate U.S. Government Fund voted for the following proposals:

                                  Voted           Voted        Abstained
Broker        Total
                                   For           Against         Votes
Non-Votes       Votes
                                ----------   -------------    -----------     --
--------     ---------
1. To approve new
   investment advisory
   arrangements to be
   effective upon the
   merger of New England
   Mutual Life Insurance
   Company into
   Metropolitan Life
   Insurance Company, such
   arrangements to be
   substantially identical
   to the investment
   advisory arrangements
   in effect for the Fund
   immediately prior to
   such merger............   23,437,982.469    2,794,587.964    253,860.494
26,486,430.927
                             ==============    =============    ===========
2. To approve a new
   Advisory Agreement
   between the Fund and
   New England Funds
   Management, L.P.
   ("NEFM")...............   23,382,105.072    2,862,318.342    230,489.513
11,518.000    26,486,430.927
                             ==============    =============    ===========
==========
3. To approve a related
   Sub-Advisory Agreement
   between NEFM and such
   Fund's current
   investment adviser.....   23,271,349.973    2,945,123.659    258,314.295
11,643.000    26,486,430.927
                             ==============    =============    ===========
==========

---------------------------------------------------------------------
New England Funds
---------------------------------------------------------------------


STOCK FUNDS

Growth Fund of Israel
 International Equity Fund
Star Worldwide Fund
Growth Fund
Star Advisers Fund
Capital Growth Fund
 Value Fund
 Growth Opportunities Fund
 Balanced Fund

BOND FUNDS

High Income Fund
 Strategic Income Fund
 Government Securities Fund
 Bond Income Fund
 Limited Term U.S. Government Fund
 Adjustable Rate U.S. Government Fund

TAX EXEMPT FUNDS

Municipal Income Fund
 Massachusetts Tax Free Income Fund
 Intermediate Term Tax Free Fund of California
 Intermediate Term Tax Free Fund of New York

MONEY MARKET FUNDS

Cash Management Trust
 - Money Market Series
 - U.S. Government Series
 Tax Exempt Money Market Trust

To learn more, and for a free prospectus, contact your financial representative.

New England Funds, L.P.
399 Boylston Street
Boston, MA  02116
Toll Free  800-225-5478

This material is authorized for distribution to prospective investors when it is preceded or accompanied by the Fund's current prospectus, which contains information about distribution charges, management and other items of interest. Investors are advised to read the prospectus carefully before investing.

[LOGO OF NEW ENGLAND FUNDS APPEARS HERE]
NEW ENGLAND FUNDS
Where the best Minds Meet[TM]

399 Boylston Street
Boston, Massachusetts
02116

[ARTWORK]
QUALITY
TESTED SERVICE
1996
DALBAR
HONORS COMMITMENT TO:
INVESTORS

AR56

[LOGO] Printed On Recycled Paper

Bulk Rate
U.S. Postage
Paid
Brockton, MA
Permit No. 770
399 Boylston Street
Boston, Massachusetts
02116
AR56


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APPENDIX TO FORM N-30D FILINGS TO DESCRIBE DIFFERENCES BETWEEN
PRINTED AND EDGAR-FILED TEXTS.

(1)    Rule lines for tables are omitted.

(2)    Italic typefaces is displayed in normal type.

(3)    Boldface type is displayed in capital letters.

(4) Headers (e.g. the names of the fund) and footers (e.g. page numbers and "See accompanying notes to the financial statements") are omitted.

(5) Because the printed page breaks are not reflected, certain tabular and columnar headings and symbols are displayed differently in this filing.

(6)    Bullet points and similar graphic symbols are omitted.

(7)    Page numbering is different.